Related Party Transactions - Summary of Key Management Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries, Director Fees and Other Short-Term Benefits	$ 40	$ 40
Pension and Post-Employment Benefits	3	4
Stock-Based Compensation	40	140
Termination Benefits	0	3
Total compensation paid or payable	$ 83	$ 187